Interim Statements Of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
General and Administrative Expenses
Accounting and audit fees	$ 16,299	$ 33,115	$ 29,799	$ 34,482
Communications	183	262	423	1,602
Consulting fees				1,196,511
Interest	21,007	17,928	40,665	35,231
Legal fees		756	344	806
Management fees	6,000	1,100	12,302	117,950
Office and general	252	492	394	748
Regulatory fees	682	7,369	1,348	9,283
Transfer agent fees	375	470	750	1,150
Operating loss	(44,798)	(61,492)	(86,025)	(1,397,763)
Gain (loss) on foreign exchange	(8,826)	13,088	621	12,541
Loss on settlement of payables				(1,364,757)
Net loss for the period	$ (53,624)	$ (48,404)	$ (85,404)	$ (2,749,979)
Basic and diluted loss per share	$ 0	$ 0	$ 0	$ (0.08)
Weighted average number of common shares outstanding	35,342,000	34,658,292	35,252,209	32,591,965